Subsequent Events (Details Textual) - Subsequent Event [Member] - USD ($)	Mar. 15, 2016	Feb. 08, 2016
Subsequent Event [Line Items]
Principal amount of debt		$ 50,000
Maximum number of shares to be issued		$ 1,000,000
Debt instrument, description		The purchase price to be paid for the shares will be 70% of the market price for such shares as determined pursuant to the terms set forth in the EPA. The RRA provides that the Company will file a Registration Statement to register up to 4,000,000 shares to be sold to Kodiak pursuant to the EPA, or issued to Kodiak upon conversion of the Note, and that the Company shall use commercially reasonable efforts to file the Registration Statement before March 31, 2016. Pursuant to the terms of the EPA, the Company agreed to issue Kodiak the Note as a commitment fee. The Note must be repaid on or before February 2, 2017. The Note may be prepaid by the Company at any time without penalty. The Note may be converted by Kodiak at any time after August 2, 2016 of the date of issuance into shares of Company common stock at a conversion price equal to 50% of the market price (as determined in the Note).
Auctus Fund, LLC [Member]
Subsequent Event [Line Items]
Principal amount of debt	$ 55,750
Debt instrument, description	The Note bears interest at the rate of 10% and must be repaid on or before December 15, 2016. The Note may be prepaid by the Company at any time prior to the date which is 180 days after the date of issuance of the Note in an amount equal to 110% of the amount outstanding. The Note may be converted by Auctus at any time into shares of Company common stock at a conversion price equal to 50% of the market price (as determined in the Note).
Auctus funded amount	$ 50,000
Deduction of diligence and legal fees	$ 5,750
Interest rate percentage	10.00%